Provisions - Employee obligations - South Africa - (Details) - South Africa $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Changes in net defined benefit liability (asset) [abstract]
Percentage change in cost of medical aid	1	1
Change in provision due to reasonably possible change in the cost of medical aid	$ 216	$ 297
Disclosure of fair value of plan assets [abstract]
Cash	1.72%	47.45%
Equity	47.42%	24.79%
Bonds	13.62%	7.66%
Property	2.67%	1.41%
International	30.27%	15.74%
Others	4.30%	2.95%
Total	100.00%	100.00%
Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	$ 7,872	$ 8,760
Current service cost	139	310
Borrowing costs	740	932
Actuarial differences	(2,000)	(2,226)
Benefits paid	(226)	(740)
Exchange differences	(1,096)	836
Obligations at end of year	5,429	7,872
Plan assets [member]
Ifrs Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	2,248	3,532
Interest income on assets	216	255
Benefits paid	(50)	(2,609)
Actuarial differences	(228)	270
Other	(280)	800
Fair value of plan assets at the end of the year	1,906	2,248
Actual return on assets	$ (11)	$ 525